UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-EE/A

Amendment #1

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity:  333-226529-02

Central Index Key Number of Issuing Entity: 0001786041

Capital One Prime Auto Receivables Trust 2019-2

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor:  333-226529

Central Index Key Number of Depositor: 0001133438

CAPITAL ONE AUTO RECEIVABLES, LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0000047288

Capital One, National Association

(Exact Name of Sponsor as Specified in its Charter)

Eric D. Bauder, (703) 720-3148

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A is being filed to amend Item 3(a)(2) (Asset Number) included in Exhibit 102 to Form ABS-EE filed with the Securities and Exchange Commission on February 18, 2020 with respect to Capital One Prime Auto Receivables Trust 2019-2 (the “February 2020 ABS-EE”). Effective upon the filing of this Form ABS-EE/A, Exhibit 102 and 103 of the February 2020 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A. Other than as set forth in Exhibit 102 hereto, this Form ABS-EE/A does not reflect events occurring after the filing of the February 2020 Form ABS-EE.

EXHIBIT INDEX

Exhibit	Document Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Capital One Auto Receivables, LLC
(Depositor)

Date: February 21, 2020	By:	/s/ Eric D. Bauder
	Name:	Eric D. Bauder
	Title:	Assistant Vice President